Supplement to the currently effective Statement of Additional Information of each of the listed portfolios:


--------------------------------------------------------------------------------

 Scudder Variable Series II

 o  Scudder Aggressive Growth Portfolio               o  Scudder Technology Growth Portfolio
 o  Scudder Blue Chip Portfolio                       o  Scudder Templeton Foreign Value Portfolio
 o  Scudder Conservative Income Strategy Portfolio    o  Scudder Total Return Portfolio
 o  Scudder Fixed Income Portfolio                    o  SVS Davis Venture Value Portfolio
 o  Scudder Global Blue Chip Portfolio                o  SVS Dreman Financial Services Portfolio
 o  Scudder Government & Agency Securities Portfolio  o  SVS Dreman High Return Equity Portfolio
 o  Scudder Growth Portfolio                          o  SVS Dreman Small Cap Value Portfolio
 o  Scudder Growth & Income Strategy Portfolio        o  SVS Eagle Focused Large Cap Growth Portfolio
 o  Scudder Growth Strategy Portfolio                 o  SVS Index 500 Portfolio
 o  Scudder High Income Portfolio                     o  SVS Janus Growth and Income Portfolio
 o  Scudder Income & Growth Strategy Portfolio        o  SVS Janus Growth Opportunities Portfolio
 o  Scudder International Select Equity Portfolio     o  SVS MFS Strategic Value Portfolio
 o  Scudder Large Cap Value Portfolio                 o  SVS Oak Strategic Equity Portfolio
 o  Scudder Mercury Large Cap Core Portfolio          o  SVS Turner Mid Cap Growth Portfolio
 o  Scudder Money Market Portfolio
 o  Scudder Small Cap Growth Portfolio
 o  Scudder Strategic Income Portfolio


The following information replaces the disclosure in the portfolios' Statements of Additional Information regarding the Advisor's policies with respect to its selection of broker-dealers to execute the purchase and sale of the portfolios' portfolio securities for the above-listed portfolios, the allocation of trades among the portfolios and the use of broker-dealers that are affiliated with the Advisor appearing under the caption: "Portfolio Transactions." Other disclosure appearing under this caption, including the amount of brokerage commissions paid by a portfolio during the three most recent fiscal years, the amount of brokerage commissions directed for research during a portfolio's most recent fiscal year, the amount of brokerage commissions paid to affiliated broker-dealers during a portfolio's three most recent fiscal years and a portfolio's holdings of securities issued by its regular brokers and dealers as of the end of the portfolio's most recent fiscal year, is not affected by this supplement.

                             PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those portfolios for which a sub-investment advisor manages the portfolio's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor.

The policy of the Advisor in placing orders for the purchase and sale of securities for the portfolios is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the portfolios to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the portfolios to their customers. However, the Advisor does not consider sales of shares of the portfolios as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolios and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the portfolios as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolios.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a portfolio, to cause the portfolio to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the portfolio in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the portfolio making the trade, and not all such information is used by the Advisor in connection with such portfolio. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the portfolio.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each portfolio and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a portfolio with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the portfolio, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the portfolio.

Deutsche Bank AG or one of its affiliates (or in the case of a sub-adviser, the sub-adviser or one of its affiliates) may act as a broker for the portfolios and receive brokerage commissions or other transaction-related compensation from the funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the portfolios' Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.










               Please Retain This Supplement for Future Reference







February 9, 2005





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